Net Defined Benefit Liabilities(Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans Abstract [Abstract]
Schedule Of Defined Benefit Plans Disclosures Text Block [Text Block]

Changes in net defined benefit liabilities for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	2,172,260	￦	(1,910,047)	￦	262,213
Current service cost		226,788		—		226,788
Past service cost		2,276		—		2,276
Interest expense (income)		48,795		(43,250)		5,545
Remeasurements:
Actuarial gains or losses by changes in demographic assumptions		(3,122)		—		(3,122)
Actuarial gains or losses by changes in financial assumptions		61,547		—		61,547
Actuarial gains or losses by experience adjustments		7,458		—		7,458
Return on plan assets (excluding amounts included in interest income)		—		11,116		11,116
Contributions by the Group		—		(288,420)		(288,420)
Payments from plans (benefit payments)		(141,820)		141,798		(22)
Payments from the Group		(32,556)		—		(32,556)
Transfer in		7,775		(7,425)		350
Transfer out		(7,517)		7,517		—
Effect of exchange differences		(2)		—		(2)
Others		(129)		1		(128)

Ending*	￦	2,341,753	￦	(2,088,710)	￦	253,043

	2020
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	2,341,753	￦	(2,088,710)	￦	253,043
Current service cost		232,147		—		232,147
Past service cost		3,269		—		3,269
Gains on settlement		(1,912)		—		(1,912)
Interest expense (income)		46,178		(41,435)		4,743
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		(9,611)		—		(9,611)
Actuarial gains and losses by changes in financial assumptions		789		—		789
Actuarial gains and losses by experience adjustments		16,292		—		16,292
Return on plan assets (excluding amounts included in interest income)		—		6,308		6,308
Contributions by the Group		—		(268,918)		(268,918)
Contributions by the employees		—		(248)		(248)
Payments from plans (settlement)		(8,162)		8,162		—
Payments from plans (benefit payments)		(148,468)		144,546		(3,922)
Payments from the Group		(34,361)		—		(34,361)
Transfer in		9,673		(9,027)		646
Transfer out		(8,635)		8,635		—
Effect of exchange differences		(724)		5		(719)
Effect of business acquisition and disposal		110,080		(62,271)		47,809
Others		26		—		26

Ending*	￦	2,548,334	￦	(2,302,953)	￦	245,381

*

The net defined benefit liabilities of ￦ 253,043 million is calculated by subtracting ￦ 946 million net defined benefit assets from ￦ 253,989 million net defined benefit liabilities as of December 31, 2019. The net defined benefit liabilities of ￦ 245,381 million is calculated by subtracting ￦ 2,845 million net defined benefit assets from ￦ 248,226 million net defined benefit liabilities as of December 31, 2020.

Disclosure Of Net Defined Benefit Liability Asset Explanatory

Details of net defined benefit liabilities as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Present value of defined benefit obligation	￦	2,341,753	￦	2,548,334
Fair value of plan assets		(2,088,710)		(2,302,953)

Net defined benefit liabilities	￦	253,043	￦	245,381

Schedule Of Net Benefit Costs Table Text Block [Text Block]

Details of post-employment benefits recognized in profit or loss as employee compensation and benefits for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Current service cost	￦	208,470	￦	226,788	￦	232,147
Past service cost		7,912		2,276		3,269
Net interest expenses on net defined benefit liabilities		3,833		5,545		4,743
Gains on settlement		(1,000)		—		(1,912)

Post-employment benefits *	￦	219,215	￦	234,609	￦	238,247

*

Includes post-employment benefits amounting to ￦ 2,575 million recognized as other operating expense and ￦ 121 million recognized as prepayment for the year ended December 31, 2019 and post-employment benefits amounting to ￦ 2,840 million recognized as other operating expense and ￦ 176 million recognized as prepayment for the year ended December 31, 2020.

Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block [Text Block]

Details of remeasurements of net defined benefit liabilities recognized as other comprehensive income (loss) for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	(22,420)	￦	(11,116)	￦	(6,308)
Actuarial gains or losses		(167,973)		(65,883)		(7,470)
Income tax effects		52,377		21,172		3,792
Effect of exchange difference		—		—		(399)

Remeasurements after income tax	￦	(138,016)	￦	(55,827)	￦	(10,385)

Disclosure Of Fair Value Of Plan Assets Explanatory

Details of fair value of plan assets as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	2,087,861	￦	2,087,861
Investment fund		—		849		849

	￦	—	￦	2,088,710	￦	2,088,710

	December 31, 2020
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	2,299,500	￦	2,299,500
Derivative instruments		—		1,930		1,930
Investment fund		—		1,523		1,523

	￦	—	￦	2,302,953	￦	2,302,953

Schedule Of Assumptions Used Table Text Block [Text Block]

Details of key actuarial assumptions used as of December 31, 2019 and 2020, are as follows:

	December 31, 2019	December 31, 2020
Discount rate (%)	1.60~2.00	0.90~2.00
Salary increase rate (%)	0.00~7.50	0.00~7.50
Turnover (%)	0.00~50.00	0.00~50.00

Mortality assumptions are based on the experience-based mortality table issued by Korea Insurance Development Institute in 2019.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory

Sensitivity analysis results of significant actuarial assumptions as of December 31, 2020, are as follows:

	Changes in principal assumptions		Effect on net defined benefit obligation
			Increase in principal assumptions	Decrease in principal assumptions
Discount rate	0.5	%p	4.34% decrease	4.12% increase
Salary increase rate	0.5	%p	1.41% increase	6.41% decrease
Turnover	0.5	%p	0.94% decrease	0.39% increase

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the same projected unit credit method used in calculating the defined benefit obligations recognized in the consolidated statement of financial position.

Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation Explanatory

Expected maturity analysis of undiscounted pension benefits (including expected future benefit) as of December 31, 2020 are as follows:

	Up to 1 year		1~2 years		2~5 years		5~10 years		Over 10 years		Total
	(In millions of Korean won)
Pension benefits*	￦	98,050	￦	182,432	￦	706,187	￦	1,415,615	￦	3,829,749	￦	6,232,033

*	Amount determined under the promotion compensation type defined contribution plan is excluded.

The weighted average duration of the defined benefit obligation is 1.0 ~ 11.5 years.

Expected contribution to plan assets for the next annual reporting period after December 31, 2020 is estimated to be ￦ 221,271 million.